SCHEDULE OF RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	$ 348	$ 389
Foreign currency translation	49	(1)
Depreciation expense	(61)	(40)
Right-of-use assets, ending balance	336	348
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	328	366
Foreign currency translation	49	(1)
Depreciation expense	(58)	(37)
Right-of-use assets, ending balance	319	328
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	20	23
Foreign currency translation
Depreciation expense	(3)	(3)
Right-of-use assets, ending balance	$ 17	$ 20